Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Breakdown of Common Stock and Additional Paid-in Capital

As of December 31, 2018 and 2017, the breakdown of common stock and additional paid-in capital was as follows:

		2018	2017
Common stock	Ps	4,171	4,171
Additional paid-in capital		141,151	140,483

	Ps	145,322	144,654

Summary of Common Stock

As of December 31, 2018 and 2017, the common stock of CEMEX, S.A.B. de C.V. was presented as follows:

	2018		2017
Shares[1]	Series A2	Series B2	Series A2	Series B2
Subscribed and paid shares	30,002,628,318	15,001,314,159	30,214,469,912	15,107,234,956
Unissued shares authorized for executives’ stock compensation programs	936,375,524	468,187,762	531,739,616	265,869,808
Repurchased shares[3]	307,207,506	153,603,753	—	—
Shares that guarantee the issuance of convertible securities[4]	4,529,603,200	2,264,801,600	4,529,605,020	2,264,802,510
Shares authorized for the issuance of stock or convertible securities[5]	302,144,720	151,072,360	—	—

	36,077,959,268	18,038,979,634	35,275,814,548	17,637,907,274

1	As of December 31, 2018 and 2017, 13,068,000,000 shares correspond to the fixed portion, and 41,048,938,902 shares in 2018 and 39,845,721,822 shares in 2017, correspond to the variable portion.
2	Series “A” or Mexican shares must represent at least 64% of CEMEX’s capital stock; meanwhile, Series “B” or free subscription shares must represent at most 36% of CEMEX’s capital stock.
3	Shares repurchased under the share repurchase program authorized by the Company’s shareholders (note 20.2).
4	Refers to those shares that guarantee the conversion of both the outstanding voluntary and mandatorily convertible securities and new securities issues (note 16.2).
5	Shares authorized for issuance in a public offer or private placement and/or by issuance of new convertible securities.

Summary of Other Equity Reserves

As of December 31, 2018 and 2017, other equity reserves are summarized as follows:

		2018	2017
Cumulative translation effect, net of effects from perpetual debentures and deferred income taxes recognized directly in equity (notes 19.2 and 20.4)	Ps	17,683	21,288
Cumulative actuarial losses		(7,527)	(10,931)
Treasury shares repurchased under share repurchase program (note 20.1)		(1,520)	—
Effects associated with the Parent Company’s convertible securities[1]		3,427	3,427
Treasury shares held by subsidiaries		(194)	(301)

	Ps	11,869	13,483

1

Represents the equity component upon the issuance of CEMEX, S.A.B. de C.V.’s convertible securities described in note 16.2, as well as the effects associated with such securities in connection with the change in the Parent Company’s functional currency (note 2.4). Upon conversion of these securities, the balances have been correspondingly reclassified to common stock and/or additional paid-in capital (note 16.1).

Summary of Translation Effects of Foreign Subsidiaries Included in Statements of Comprehensive Income (Loss)

For the years ended December 31, 2018, 2017 and 2016, the translation effects of foreign subsidiaries included in the statements of comprehensive income were as follows:

		2018	2017	2016
Foreign currency translation result[1]	Ps	(3,713)	(3,116)	20,648
Foreign exchange fluctuations from debt[2]		2,438	(4,160)	1,367
Foreign exchange fluctuations from intercompany balances[3]		(425)	(2,243)	(10,385)

	Ps	(1,700)	(9,519)	11,630

1

These effects refer to the result from the translation of the financial statements of foreign subsidiaries and include the changes in fair value of foreign exchange forward contracts designated as hedge of a net investment (note 16.4).

2

Generated by foreign exchange fluctuations over a notional amount of debt in CEMEX, S.A.B. de C.V., associated with the acquisition of foreign subsidiaries and designated as a hedge of the net investment in foreign subsidiaries (note 2.4).

3

Refers to foreign exchange fluctuations arising from balances with related parties in foreign currencies that are of a long-term investment nature considering that their liquidation is not anticipated in the foreseeable future and foreign exchange fluctuations over a notional amount of debt of a subsidiary of CEMEX España identified and designated as a hedge of the net investment in foreign subsidiaries.

Detail of Cemex's Perpetual Debentures, Excluding Perpetual Debentures Held by Subsidiaries

As of December 31, 2018 and 2017, the detail of CEMEX’s perpetual debentures, excluding the perpetual debentures held by subsidiaries, was as follows:

		2018		2017		Repurchase option	Interest rate
Issuer	Issuance date	Nominal amount		Nominal amount
C10-EUR Capital (SPV) Ltd	May 2007		€64		€64	Tenth anniversary	EURIBOR+4.79%
C8 Capital (SPV) Ltd	February 2007	US$	135	US$	135	Eighth anniversary	LIBOR+4.40%
C5 Capital (SPV) Ltd[1]	December 2006	US$	61	US$	61	Fifth anniversary	LIBOR+4.277%
C10 Capital (SPV) Ltd	December 2006	US$	175	US$	175	Tenth anniversary	LIBOR+4.71%

1	Under the 2017 Credit Agreement, and previously under the 2014 Credit Agreement, CEMEX is not permitted to call these debentures.